FINANCIAL RISK MANAGEMENT - Foreign currency risks (Details) - Foreign currency risks - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cross currency swap agreements
FINANCIAL RISK MANAGEMENT
Percentage of USD- and Euro- denominated Notes and bank loans outstanding hedged for exposure to currency rate risk	39.60%	29.20%
Notionals related to interest rate derivative instruments	₽ 28,669	₽ 25,885
Deliverable currency forward agreement
FINANCIAL RISK MANAGEMENT
Notionals related to interest rate derivative instruments	0	18,339
Loss recognized in consolidated statement of profit and loss	₽ 0	₽ 142	₽ 0